March 10, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.


         Re: Calvert Social Investment Fund - Managed Index Portfolio 2-75106 and 811-3334


         In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

         (1) the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective March 3, 1998); and

         (2) the text of the most recent registration statement (effective March 3, 1998) has been filed electronically.

         If you have questions or require further information, please contact me at 301-951-4881.

                                            Sincerely,

                                            /s/Susan Walker Bender

                                            Susan Walker Bender Stoner
                                            Associate General Counsel